EMPLOYEE-RELATED BENEFITS - Fair Value of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pension and other post-retirement costs, net
Fair value of assets	$ 311	$ 1,014
Pension Benefits
Pension and other post-retirement costs, net
Fair value of assets	311	1,014	$ 986
Pension Benefits | Cash and cash equivalents
Pension and other post-retirement costs, net
Fair value of assets	3	4
Pension Benefits | Commingled funds
Pension and other post-retirement costs, net
Fair value of assets	$ 308	$ 1,010